Document and Entity Information	May 13, 2021
Cover [Abstract]
Entity Registrant Name	HENRY SCHEIN INC
Amendment Flag	false
Entity Central Index Key	0001000228
Current Fiscal Year End Date	--12-25
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Incorporation State Country Code	DE
Entity File Number	0-27078
Entity Tax Identification Number	11-3136595
Entity Address, Address Line One	135 Duryea Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	843-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	HSIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false